OTHER REQUIRED DISCLOSURES (Statement of Comprehensive Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of analysis of other comprehensive income by item [line items]
Other comprehensive income, net of tax, change in value of foreign currency basis spreads, beginning balance	$ (2,903,860)	$ (3,875,636)
(Decrease)/Increase, Currency translation adjustment	(823,783)	132,339
Reclassification to income statement, currency translation adjustment	0	839,437
Other comprehensive income, net of tax, change in value of foreign currency basis spreads, ending balance	(3,727,643)	(2,903,860)
Cash flow hedges
Disclosure of analysis of other comprehensive income by item [line items]
Other comprehensive income, before tax, cash flow hedges, beginning balance	22,721	0
(Decrease)/increase on cash flow hedges, before tax	(76,039)	22,721
Reclassification adjustments on cash flow hedges, before tax	0	0
Other comprehensive income, before tax, cash flow hedges, ending balance	(53,318)	22,721
Accumulated other comprehensive income, tax, beginning balance	(6,824)	0
(Decrease)/Increase on cash flow hedges, tax	22,847	(6,824)
Reclassification to income statement, cash flow hedges, income tax	0	0
Accumulated other comprehensive income, tax, ending balance	16,023	(6,824)
Other comprehensive income, net of tax, cash flow hedges, beginning balance	15,897	0
Other comprehensive income (loss), (decrease)/increase, net of tax	(53,192)	15,897
Reclassification to income statement, cash flow hedges, net of tax	0	0
Other comprehensive income, net of tax, cash flow hedges, ending balance	$ (37,295)	$ 15,897